Fair Value Measurements and Disclosures - Additional Information (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Fair value assets transfers between levels amount		$ 0
Corporate [Member]
Schedule Of Available For Sale Securities [Line Items]
Available for sale securities aggregate market value	$ 0	0	$ 3,374,000
Corporate [Member] | Level 2 [Member]
Schedule Of Available For Sale Securities [Line Items]
Available for sale securities continuous unrealized loss position twelve months or more amortized historical cost basis	2,600,000	4,800,000
Available for sale securities aggregate market value	$ 2,700,000	$ 4,900,000